Share Capital - Disclosure of Detailed Information About Gearing Ratio (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of classes of share capital [abstract]
Total borrowings	$ 20,967	$ 52,121	$ 68,998
Less Cash and cash equivalents	(1,962)	(10,739)	(2,644)	$ (4,193)	$ (1,246)
Net debt	19,005	41,382	67,033
Equity	10,519	(5,710)	(9,044)	$ (17,876)	$ 2,839
Total Capital	$ 29,524	$ 35,672	$ 57,989
Gearing ratio	64.00%	116.00%	116.00%